Tortoise Energy Infrastructure Total Return Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 74.6%	Shares	Value
Canada Crude Oil Pipelines - 9.5%
Enbridge, Inc.	3,012,387	$103,686,361
Pembina Pipeline Corporation	3,066,622	106,721,112
		210,407,473

Canada Natural Gas/Natural Gas Liquids Pipelines - 6.3%
Keyera Corp.	2,873,032	70,685,288
TC Energy Corporation	1,739,291	68,788,959
		139,474,247

United States Crude Oil Pipelines - 4.9%
Plains GP Holdings L.P.	6,244,726	107,409,287

United States Natural Gas Gathering/Processing - 9.3%
Antero Midstream Corporation	2,351,910	31,515,594
EnLink Midstream, LLC	4,048,162	49,913,837
Equitrans Midstream Corp.	5,485,143	58,636,179
Hess Midstream LP – Class A	1,509,357	51,453,980
Kinetik Holdings, Inc.	210,428	7,432,317
Kodiak Gas Services, Inc.	270,976	6,909,888
		205,861,795

United States Natural Gas/Natural Gas Liquids Pipelines - 43.3%
Cheniere Energy, Inc.	1,242,345	192,811,944
DT Midstream, Inc.	449,197	25,887,223
Excelerate Energy, Inc.	296,135	4,649,319
Kinder Morgan, Inc.	8,999,133	156,494,923
NextDecade Corp.(a)	1,909,915	8,766,510
ONEOK, Inc.	2,189,822	164,499,429
Targa Resources Corp.	2,396,649	235,446,798
The Williams Companies, Inc.	4,594,384	165,122,161
		953,678,307

United States Renewables and Power Infrastructure - 1.3%
Clearway Energy, Inc.	343,302	7,483,984
NextEra Energy Partners LP	379,501	10,424,892
Sempra Energy	143,558	10,135,195
		28,044,071
TOTAL COMMON STOCKS (Cost $1,111,964,748)		1,644,875,180

MASTER LIMITED PARTNERSHIPS - 22.9%	Shares	Value
United States Crude Oil Pipelines - 2.6%
NuStar Energy LP	1,580,762	37,337,598
Plains All American Pipeline LP	1,176,848	19,323,844
		56,661,442

United States Natural Gas Gathering/Processing - 3.3%
Western Midstream Partners LP	2,171,435	72,634,501

United States Natural Gas/Natural Gas Liquids Pipelines - 9.1%
Energy Transfer LP	7,344,076	107,517,272
Enterprise Products Partners LP	3,398,344	93,284,543
		200,801,815

United States Other - 0.1%
Westlake Chemical Partners LP	127,871	2,843,851

United States Refined Product Pipelines - 7.8%
MPLX LP	4,448,206	170,989,039
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $293,876,511)		503,930,648

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	33,775,524	33,775,524
TOTAL SHORT-TERM INVESTMENTS (Cost $33,775,524)		33,775,524

TOTAL INVESTMENTS - 99.0% (Cost $1,439,616,783)		$2,182,581,352
Other Assets in Excess of Liabilities - 1.0%		21,392,982
TOTAL NET ASSETS - 100.0%		$2,203,974,334

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of February 29, 2024.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2024. See the Schedule of Investments for an industry breakout.

Tortoise Energy Infrastructure Total Return Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,644,875,179	$–	$–	$1,644,875,179
Master Limited Partnerships	503,930,649	–	–	503,930,649
Money Market Funds	33,775,524	–	–	33,775,524
Total Assets	$2,182,581,352	$–	$–	$2,182,581,352

Refer to the Schedule of Investments for industry classifications.